Employee Benefit Plan, Schedule, Allocation, Asset and Liability (Details) - EBP 401 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Allocation, Asset and Liability [Line Items]
EBP, Investment, Plan Interest in Master Trust, Fair Value	$ 260,632,787	$ 241,150,949
EBP, Note Receivable from Participant	7,725,638	$ 6,890,101
EBP, Form 5500 Caption, Total Assets	$ 268,358,425